Detailed Activity in Allowance for Loan Losses by Portfolio Segment (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	$ 6,954,269	$ 6,681,412	$ 6,379,070
Provision for loan losses	2,204,366	1,545,797	2,995,426
Chargeoffs	1,274,714	1,504,195	2,817,981
Recoveries	193,578	231,255	124,897
Net Chargeoffs	1,081,136	1,272,940	2,693,084
Ending Balance	8,077,499	6,954,269	6,681,412
Loans individually evaluated for impairment	2,296,603	1,093,227	1,166,594
Loans collectively evaluated for impairment	5,780,896	5,861,042	5,514,818
Ending Balance	8,077,499	6,954,269	6,681,412
Real Estate Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	4,629,559	4,176,475	4,306,691
Provision for loan losses	742,177	1,614,053	1,344,088
Chargeoffs	763,914	1,218,879	1,500,400
Recoveries	97,931	57,910	26,096
Net Chargeoffs	665,983	1,160,969	1,474,304
Ending Balance	4,705,753	4,629,559	4,176,475
Loans individually evaluated for impairment	1,224,874	1,038,521	1,109,209
Loans collectively evaluated for impairment	3,480,879	3,591,038	3,067,266
Ending Balance	4,705,753	4,629,559	4,176,475
Business Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	1,554,698	1,672,467	1,104,706
Provision for loan losses		(115,269)	1,566,954
Chargeoffs	375,498	55,390	1,011,458
Recoveries	26,458	52,890	12,265
Net Chargeoffs	349,040	2,500	999,193
Ending Balance	2,767,409	1,554,698	1,672,467
Loans individually evaluated for impairment	1,071,729	54,706	57,325
Loans collectively evaluated for impairment	1,695,680	1,499,992	1,615,142
Ending Balance	2,767,409	1,554,698	1,672,467
Consumer Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	770,012	832,470	967,673
Provision for loan losses	(99,562)	47,013	84,384
Chargeoffs	135,302	229,926	306,123
Recoveries	69,189	120,455	86,536
Net Chargeoffs	66,113	109,471	219,587
Ending Balance	604,337	770,012	832,470
Loans collectively evaluated for impairment	604,337	770,012	832,470
Ending Balance	$ 604,337	$ 770,012	$ 832,470